COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

NOTE 10 — COMMITMENTS

Bancorp is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to originate loans, provide funds under existing lines of credit, standby letters of credit and municipal warrants. Those instruments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the balance sheet. Bancorp uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Commitments to originate loans or provide funds under existing lines of credit or to fund municipal warrants are agreements to lend to a customer as long as there is no violation of conditions established in the loan documents. Commitments generally have fixed expiration dates or other termination clauses. Total commitment amounts may not necessarily represent future cash-flow requirements. Standby letters of credit are conditional commitments issued by Bancorp to guarantee the performance of a customer to a third party. Commercial and standby letters of credit are granted primarily to commercial borrowers and are primarily issued to support public and private borrowing arrangements.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. Bancorp has not incurred any losses on its letter of credit commitments in 2011, 2010 or 2009.

The following table represents the off-balance sheet commitments with their remaining terms as of December 31, 2011: (dollars in thousands)

	Total	Less Than One Year	One Year Through Three Years	Three Years Through Five Years	Thereafter
Unfunded commitments to extend credit	$62,123	$30,299	$9,054	$7,577	$15,193
Credit card arrangements	11,412	11,412	—	—	—
Commitments to fund municipal warrants	3,133	2,151	959	—	23
Standby letters of credit	2,079	1,317	473	253	36